Other Assets (footnote) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets Held for sale increase	$ 2,978
Adjustment to Deferred Policy Acquisition Costs	624	700
Other Assets [Member]
Valuation allowances	135	97
Other Assets [Member] | Continuous Loss Position Less Than Twelve Months [Member]
Fair value on cost method investments in a continuous loss position	5	17
Unrealized loss on cost method investments in a continuous loss position	1	1
Other Assets [Member] | Continuous Loss Position More Than Twelve Months [Member]
Fair value on cost method investments in a continuous loss position	0
Unrealized loss on cost method investments in a continuous loss position	$ 1
Other Assets [Member] | Americas [Member]
Category of real estate investments	46.00%
Other Assets [Member] | Europe [Member]
Category of real estate investments	37.00%
Other Assets [Member] | Asia [Member]
Category of real estate investments	17.00%
Other Assets [Member] | Office Building [Member]
Category of real estate investments	57.00%
Other Assets [Member] | Apartment Building [Member]
Category of real estate investments	5.00%
Other Assets [Member] | Industrial Properties [Member]
Category of real estate investments	3.00%
Other Assets [Member] | Retail Facilities [Member]
Category of real estate investments	9.00%
Other Assets [Member] | Franchise Properties [Member]
Category of real estate investments	3.00%
Other Assets [Member] | Other Properties [Member]
Category of real estate investments	23.00%